Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Assets [Abstract]
Schedule of Other Current Assets
Other current assets are comprised of the following:

	As of December 31,
(In $ millions)	2024	2023
VAT receivable	10.5	16.5
Other tax receivables	8.0	4.7
Client rechargeables	5.0	5.3
Other receivables	3.6	4.5
Deferred financing fee	0.5	0.5
Right-of-use lease asset (1)	0.4	0.5
Total	28.0	32.0

(1) The right-of-use lease asset pertains to our office and yard leases (see Note 15 - Leases).